UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.4%
General Dynamics Corp.	2,240,400	$143,811,276
Honeywell International, Inc.	2,394,500	125,471,800
Northrop Grumman Corp.	2,372,800	137,029,200
Raytheon Co.	4,289,900	189,570,681
Rockwell Collins, Inc.	632,500	35,312,475
United Technologies Corp.	3,178,200	247,836,036
		879,031,468
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	1,802,500	126,607,600
Auto Components — 0.5%
Johnson Controls, Inc.	2,453,000	80,777,290
Beverages — 2.2%
The Coca-Cola Co.	3,022,100	206,469,872
Diageo Plc	7,780,800	161,029,603
		367,499,475
Capital Markets — 0.2%
The Bank of New York Mellon Corp.	1,471,268	31,308,583
Chemicals — 3.4%
Air Products & Chemicals, Inc.	384,500	33,120,830
The Dow Chemical Co.	3,115,800	86,868,504
E.I. du Pont de Nemours & Co.	5,209,800	250,435,086
Olin Corp.	3,279,700	61,855,142
Praxair, Inc.	1,160,300	117,967,701
		550,247,263
Commercial Banks — 6.5%
The Bank of Nova Scotia	3,190,500	168,143,431
M&T Bank Corp.	439,800	33,473,178
National Bank of Canada	2,643,700	188,686,048
The Toronto-Dominion Bank	1,970,000	148,686,330
U.S. Bancorp	8,088,700	206,989,833
Wells Fargo & Co.	12,340,400	319,739,764
		1,065,718,584
Consumer Finance — 1.1%
American Express Co.	3,449,000	174,588,380
Containers & Packaging — 0.5%
Packaging Corp. of America	1,001,700	26,124,336
Temple-Inland, Inc.	1,839,000	58,498,590
		84,622,926
Diversified Financial Services — 2.5%
Bank of America Corp.	9,863,100	67,364,973
JPMorgan Chase & Co.	9,979,750	346,896,110
		414,261,083
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	9,104,165	266,843,076
BCE, Inc.	1,432,373	56,736,294

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
CenturyLink, Inc.	6,391,218	$225,354,347
Frontier Communications Corp.	805,201	5,040,558
Verizon Communications, Inc.	6,934,921	256,453,379
Windstream Corp.	4,071,983	49,556,033
		859,983,687
Electric Utilities — 3.8%
American Electric Power Co., Inc.	1,957,200	76,878,816
Duke Energy Corp.	3,098,952	63,280,600
FirstEnergy Corp.	1,289,300	57,966,928
ITC Holdings Corp.	551,100	40,053,948
NextEra Energy, Inc.	2,247,100	126,736,440
Northeast Utilities, Inc.	1,584,500	54,776,165
PPL Corp.	1,406,900	41,320,653
The Southern Co.	3,776,700	163,153,440
		624,166,990
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	726,200	49,127,430
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,288,800	94,688,136
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	1,928,500	109,384,520
Food Products — 4.5%
General Mills, Inc.	3,538,200	136,326,846
H.J. Heinz Co.	1,911,000	102,123,840
Kraft Foods, Inc.	4,635,703	163,084,032
Mead Johnson Nutrition Co.	2,088,219	150,038,535
Unilever NV - ADR	5,530,200	190,957,806
		742,531,059
Gas Utilities — 0.1%
AGL Resources, Inc.	271,700	11,395,098
Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	2,997,950	278,359,657
Household Products — 1.9%
Kimberly-Clark Corp.	1,712,300	119,364,433
The Procter & Gamble Co.	3,117,300	199,476,027
		318,840,460
IT Services — 2.3%
Automatic Data Processing, Inc.	819,000	42,858,270
International Business Machines Corp.	1,788,400	330,192,292
		373,050,562
Independent Power Producers & Energy Traders — 0.0%
International Power Plc	140,400	761,626

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
GBP	British Pound
USD	US Dollar

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Conglomerates — 2.3%
3M Co.	1,642,500	$129,790,350
General Electric Co.	14,359,803	239,952,308
		369,742,658
Insurance — 3.8%
ACE Ltd.	1,604,900	115,793,535
Chubb Corp.	2,579,800	172,975,590
Prudential Financial, Inc.	2,045,500	110,866,100
The Travelers Cos., Inc.	3,739,094	218,176,135
		617,811,360
Leisure Equipment & Products — 0.5%
Mattel, Inc.	2,863,200	80,856,768
Machinery — 3.7%
Caterpillar, Inc.	3,357,600	317,158,896
Deere & Co.	3,802,400	288,602,160
		605,761,056
Media — 1.1%
Comcast Corp., Special Class A	7,235,600	166,418,800
The McGraw-Hill Cos., Inc.	279,400	11,874,500
Time Warner Cable, Inc.	8,200	522,258
		178,815,558
Metals & Mining — 3.8%
BHP Billiton Ltd.	9,399,100	367,923,933
Barrick Gold Corp.	1,763,900	87,084,544
Rio Tinto Ltd.	1,660,129	119,187,399
Southern Copper Corp.	1,866,900	57,276,492
		631,472,368
Multi-Utilities — 2.7%
Consolidated Edison, Inc.	696,200	40,289,094
Dominion Resources, Inc.	3,243,974	167,356,619
Public Service Enterprise Group, Inc.	3,751,100	126,412,070
Sempra Energy	975,000	52,386,750
Wisconsin Energy Corp.	1,655,600	53,691,108
		440,135,641
Oil, Gas & Consumable Fuels — 13.4%
Cameco Corp.	998,300	21,423,263
Chevron Corp.	5,062,038	531,767,092
ConocoPhillips	2,319,398	161,546,071
Consol Energy, Inc.	505,500	21,615,180
EQT Corp.	2,053,400	130,390,900
Enbridge, Inc.	6,088,600	210,924,864
Exxon Mobil Corp.	4,478,206	349,703,106
Kinder Morgan, Inc.	967,200	27,661,920
Marathon Oil Corp.	3,310,000	86,159,300
Marathon Petroleum Corp.	1,697,500	60,940,250
Murphy Oil Corp.	236,900	13,117,153
Occidental Petroleum Corp.	1,761,700	163,732,398
Peabody Energy Corp.	544,500	23,614,965
Royal Dutch Shell Plc, Class A	1,518,500	53,792,416
Spectra Energy Corp.	2,675,776	76,607,467
Total SA - ADR	5,045,800	263,895,340
		2,196,891,685

Common Stocks	Shares	Value
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	3,659,300	$102,131,063
Pharmaceuticals — 6.0%
Abbott Laboratories	2,413,000	129,988,310
Bristol-Myers Squibb Co.	7,970,166	251,777,544
Johnson & Johnson	3,259,500	209,879,205
Merck & Co., Inc.	4,697,900	162,077,550
Pfizer, Inc.	12,019,668	231,498,806
		985,221,415
Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co.	2,925,078	52,592,902
Road & Rail — 1.8%
Canadian National Railway Company	2,373,400	186,122,028
Union Pacific Corp.	1,124,600	111,976,422
		298,098,450
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	6,449,716	158,276,031
Software — 0.7%
Microsoft Corp.	4,400,330	117,180,788
Specialty Retail — 2.1%
Home Depot, Inc.	4,105,728	146,985,062
Limited Brands, Inc.	4,745,100	202,663,221
		349,648,283
Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	1,506,900	208,283,718
Tobacco — 3.1%
Altria Group, Inc.	3,093,000	85,212,150
Lorillard, Inc.	1,220,800	135,093,728
Philip Morris International, Inc.	4,012,100	280,325,427
		500,631,305
Water Utilities — 0.6%
American Water Works Co., Inc.	3,250,200	99,228,606
Cia Saneamento, Preference Shares (a)(b)	314	—
		99,228,606
Wireless Telecommunication Services — 0.8%
American Tower Corp., Class A (a)	14,600	804,460
Millicom International Cellular S.A.	376,600	41,388,340
Rogers Communications, Inc., Class B	575,600	20,991,282
Vodafone Group Plc - ADR	2,658,293	74,006,877
		137,190,959
Total Common Stocks – 93.8%		15,366,922,491

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.00% (b)	250,000	$14,075,000
Total Preferred Stocks – 0.1%		14,075,000
Total Long-Term Investments (Cost – $13,800,603,920) – 93.9%		15,380,997,491

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	963,476,712	963,476,712
Total Short-Term Securities (Cost – $963,476,712) – 5.9%		963,476,712
Total Investments (Cost — $14,764,080,632*) - 99.8%		16,344,474,203
Other Assets Less Liabilities – 0.2%		34,248,690
Net Assets – 100.0%		$16,378,722,893

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,765,484,763
Gross unrealized appreciation	$1,959,304,268
Gross unrealized depreciation	(380,314,828)
Net unrealized appreciation	$1,578,989,440

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,084,499,703	(121,022,991)	963,476,712	$182,707

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of October 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,378,200	CAD	1,371,000	Citibank NA	11/01/11	$2,729
USD	8,060	GBP	5,000	Citibank NA	11/03/11	21
Total						$2,750

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$879,031,468	—	—	$879,031,468
Air Freight & Logistics	126,607,600	—	—	126,607,600
Auto Components	80,777,290	—	—	80,777,290
Beverages	206,469,872	$161,029,603	—	367,499,475
Capital Markets	31,308,583	—	—	31,308,583
Chemicals	550,247,263	—	—	550,247,263
Commercial Banks	1,065,718,584	—	—	1,065,718,584
Consumer Finance	174,588,380	—	—	174,588,380
Containers & Packaging	84,622,926	—	—	84,622,926
Diversified Financial Services	414,261,083	—	—	414,261,083
Diversified Telecommunication Services	859,983,687	—	—	859,983,687
Electric Utilities	624,166,990	—	—	624,166,990
Electrical Equipment	49,127,430	—	—	49,127,430
Energy Equipment & Services	94,688,136	—	—	94,688,136
Food & Staples Retailing	109,384,520	—	—	109,384,520
Food Products	742,531,059	—	—	742,531,059
Gas Utilities	11,395,098	—	—	11,395,098
Hotels, Restaurants & Leisure	278,359,657	—	—	278,359,657
Household Products	318,840,460	—	—	318,840,460
IT Services	373,050,562	—	—	373,050,562
Independent Power Producers & Energy Traders	—	761,626	—	761,626
Industrial Conglomerates	369,742,658	—	—	369,742,658
Insurance	617,811,360	—	—	617,811,360
Leisure Equipment & Products	80,856,768	—	—	80,856,768
Machinery	605,761,056	—	—	605,761,056
Media	178,815,558	—	—	178,815,558
Metals & Mining	144,361,036	487,111,332	—	631,472,368
Multi-Utilities	440,135,641	—	—	440,135,641

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks:
Oil, Gas & Consumable Fuels	$2,143,099,269	$53,792,416	—	$2,196,891,685
Paper & Forest Products	102,131,063	—	—	102,131,063
Pharmaceuticals	985,221,415	—	—	985,221,415
Real Estate Investment Trusts (REITs)	52,592,902	—	—	52,592,902
Road & Rail	298,098,450	—	—	298,098,450
Semiconductors & Semiconductor Equipment	158,276,031	—	—	158,276,031
Software	117,180,788	—	—	117,180,788
Specialty Retail	349,648,283	—	—	349,648,283
Textiles, Apparel & Luxury Goods	208,283,718	—	—	208,283,718
Tobacco	500,631,305	—	—	500,631,305
Water Utilities	99,228,606	—	—	99,228,606
Wireless Telecommunication Services	137,190,959	—	—	137,190,959
Preferred Stocks:
Oil, Gas & Consumable Fuels	14,075,000	—	—	14,075,000
Short-Term Securities	963,476,712	—	—	963,476,712
Total	$15,641,779,226	$702,694,977	—	$16,344,474,203

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,750	—	$2,750

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation on the instrument.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2011